Note 18 - Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Fair Value Measurements, Recurring and Nonrecurring [Table Text Block]
	Fair Value Measurement as of December 31, 2016
	Total	(Level 1)	(Level 2)	(Level 3)
Liabilities
Interest rate swap contracts, long-term portion	$240,181	-	$240,181	-
	Fair Value Measurement as of December 31, 2015
	Total,	(Level 1)	(Level 2)	(Level 3)
Liabilities
Interest rate swap contracts, current and long-term portion	$253,102	-	$253,102	-

Fair Value Measurements, Nonrecurring [Table Text Block]
	December 31, 2015					December 31, 2016
	Fair Value	Level 1	Level 2	Level 3	Loss 2015	Fair Value	Level 1	Level 2	Level 3	Loss 2016
Vessels held for sale	$2,805,521	-	$2,805,521	-	$1,641,885	$2,946,923	-	$2.,946,923	-	$5,924,668
Other investment	-	-	-	-		$4,000,000	-	-	$4,000,000	$4,400,000
Investment in joint venture	-	-	-	-		0	-	-	0	$14,071,075